Rye Patch Acquisition - Summary of Replacement Options (Details)		12 Months Ended
	May 25, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Business Combinations [Line Items]
Risk-free interest rate		1.50%	2.20%	1.20%
Annualized volatility		43.30%	47.40%	75.40%
Dividend rate		0.00%	0.00%	0.00%
Rye Patch | Options
Disclosure Of Business Combinations [Line Items]
Forfeiture rate	2.20%
Dividend rate	0.00%
Rye Patch | Minimum | Options
Disclosure Of Business Combinations [Line Items]
Risk-free interest rate	1.90%
Expected life of warrants	2 months 12 days
Annualized volatility	25.40%
Rye Patch | Maximum | Options
Disclosure Of Business Combinations [Line Items]
Risk-free interest rate	2.30%
Expected life of warrants	9 years 8 months 12 days
Annualized volatility	50.40%